SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Government departments	$ 14,599		$ 17,331
Employees (1)	420	[1]	368	[1]
Prepaid expenses and advances to suppliers	13,920		11,490
Deferred taxes	4,876		7,527
Restricted deposits	289		699
Other	505		1,448
Total	$ 34,609		$ 38,863

[1]	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.